CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities:
Net income (loss)	$ 2,169	$ (1,227)	$ (2,852)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	8,952	9,992	10,378
Provision for credit losses	20,849	19,373	13,599
Deferred income taxes	(3,018)	(8,515)	(9,115)
Stock-based compensation expenses	1,266	392	1,253
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Restricted cash	(6,243)	808	251
Accounts receivable	15,536	(11,111)	(13,062)
Other financing receivables from peer store, net	0	16,513	(12,953)
Short term net investment in sales-type leases	5,587	50,052	(57,328)
Long-term net investment in direct financing and sales-type leases	60,123	270,923	42,984
Inventories	3,244	143	746
Other payables and accrued liabilities	14,594	22,951	7,779
Prepaid expense and other current assets	(2,115)	729	(934)
Income tax payable	2,356	1,100	(1,070)
Long-term payable	0	(6,260)	147
Net cash provided by (used in) operating activities	123,300	365,863	(20,177)
Cash flow from investing activities:
Change in loans	(144,698)	(244,092)	(20,004)
Change in other financing receivables	(92,470)	(239,673)	(16,716)
Purchase of property, equipment and leasehold improvements	(7,850)	(12,163)	(13,862)
Proceeds from sales of property, equipment and leasehold improvements	1,062	0	0
Net cash used in investing activities	(243,956)	(495,928)	(50,582)
Cash flow from financing activities:
Changes in borrowed funds from CeraVest investors	259,950	213,868	87
Proceeds from financing payables, related parties	871,770	270,669	901,456
Repayment to financing payables, related parties	(765,544)	(260,239)	(943,814)
Proceeds from bank borrowings	87,423	161,614	341,051
Repayments bank of borrowings	(133,945)	(207,403)	(244,954)
Capital distribution	(157,514)	0	0
Net cash provided by financing activities	162,140	178,509	53,826
Effect of exchange rate fluctuation on cash and cash equivalents	(9,623)	(4,294)	(532)
Net increase (decrease) in cash and cash equivalents	31,861	44,150	(17,465)
Cash and cash equivalents, beginning of the year	72,262	28,112	45,577
Cash and cash equivalents, end of the year	104,123	72,262	28,112
Supplemental disclosure of cash flow information:
Interest paid	40,303	26,214	10,674
Income taxes paid	4,946	1,075	0
Supplemental disclosure of non-cash financing activities:
Consideration payable to Smart Success	$ 67,181	$ 0	$ 0